UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21208

                          Oppenheimer Select Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

            Date of reporting period: May 1, 2004 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                              9.9%
--------------------------------------------------------------------------------
Media                                                                       8.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   8.6
--------------------------------------------------------------------------------
Aerospace & Defense                                                         7.8
--------------------------------------------------------------------------------
Commercial Banks                                                            7.3
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    6.0
--------------------------------------------------------------------------------
Software                                                                    5.7
--------------------------------------------------------------------------------
Insurance                                                                   5.6
--------------------------------------------------------------------------------
Tobacco                                                                     4.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      4.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.9%
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                                4.8
--------------------------------------------------------------------------------
Raytheon Co.                                                                4.8
--------------------------------------------------------------------------------
BP plc, ADR                                                                 4.7
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         4.2
--------------------------------------------------------------------------------
Cendant Corp.                                                               4.0
--------------------------------------------------------------------------------
Bank of America Corp.                                                       4.0
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  3.9
--------------------------------------------------------------------------------
General Electric Co.                                                        3.8
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                                  3.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  Financials                                             25.6%

   Diversified Financial Services                        10.0

   Commercial Banks                                       7.4

   Insurance                                              5.7

   Thrifts & Mortgage Finance                             2.5

  Industrials                                            18.0

  Consumer Discretionary                                 11.5

  Information Technology                                 11.4

  Energy                                                 10.3

  Health Care                                             6.1

  Consumer Staples                                        5.0

  Telecommunication Services                              4.7

  Utilities                                               4.6

  Materials                                               2.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                        6 | OPPENHEIMER SELECT VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 11/26/02. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 2/27/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/27/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 2/27/04. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        7 | OPPENHEIMER SELECT VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                       8 | OPPENHEIMER SELECT VALUE FUND

                         BEGINNING         ENDING
                         ACCOUNT           ACCOUNT        EXPENSES PAID
                         VALUE             VALUE          DURING 6 MONTHS
                         (5/1/04)          (10/31/04)     ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual           $1,000.00         $1,051.00      $ 6.20
--------------------------------------------------------------------------------
Class A Hypothetical      1,000.00          1,019.10        6.11
--------------------------------------------------------------------------------
Class B Actual            1,000.00          1,045.90       11.64
--------------------------------------------------------------------------------
Class B Hypothetical      1,000.00          1,013.83       11.45
--------------------------------------------------------------------------------
Class C Actual            1,000.00          1,045.10       11.63
--------------------------------------------------------------------------------
Class C Hypothetical      1,000.00          1,013.83       11.45
--------------------------------------------------------------------------------
Class N Actual            1,000.00          1,048.80        8.58
--------------------------------------------------------------------------------
Class N Hypothetical      1,000.00          1,016.79        8.45
--------------------------------------------------------------------------------
Class Y Actual            1,000.00          1,051.70        6.10
--------------------------------------------------------------------------------
Class Y Hypothetical      1,000.00          1,019.20        6.01

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A              1.20%
-------------------------------
Class B              2.25
-------------------------------
Class C              2.25
-------------------------------
Class N              1.66
-------------------------------
Class Y              1.18

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                        9 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.3%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
McDonald's Corp.                                           13,800     $  402,270
--------------------------------------------------------------------------------
MEDIA--8.7%
Liberty Media Corp., Cl. A 1                               65,300        582,476
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                             96,990        725,485
                                                                      ----------
                                                                       1,307,961

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.9%
--------------------------------------------------------------------------------
TOBACCO--4.9%
Altria Group, Inc.                                         15,300        741,438
--------------------------------------------------------------------------------
ENERGY--10.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Halliburton Co.                                             2,100         77,784
--------------------------------------------------------------------------------
Pride International, Inc.                                   8,200        151,536
                                                                      ----------
                                                                         229,320

--------------------------------------------------------------------------------
OIL & GAS--8.6%
BP plc, ADR                                                12,100        704,825
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                                      8,300        145,748
--------------------------------------------------------------------------------
Frontier Oil Corp.                                          4,500        110,610
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                         1,500         96,555
--------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                       1,900        237,025
                                                                      ----------
                                                                       1,294,763

--------------------------------------------------------------------------------
FINANCIALS--25.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.3%
Bank of America Corp.                                      13,464        603,053
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                      1,500         88,860
--------------------------------------------------------------------------------
Wells Fargo & Co.                                           6,800        406,096
                                                                      ----------
                                                                       1,098,009

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--9.9%
Assured Guaranty Ltd.                                       8,400        137,928
--------------------------------------------------------------------------------
Citigroup, Inc.                                            10,200        452,574
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                    7,700        466,774
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                              5,300        435,395
                                                                      ----------
                                                                       1,492,671

--------------------------------------------------------------------------------
INSURANCE--5.6%
Aspen Insurance Holdings Ltd.                               3,200         73,600
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                             5,800        138,388
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                         3,600        105,300
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                 10,300        478,641
--------------------------------------------------------------------------------
UnumProvident Corp.                                         3,300         45,078
                                                                      ----------
                                                                         841,007

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.5%
Freddie Mac                                                 5,600        372,960
--------------------------------------------------------------------------------
HEALTH CARE--6.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
MedImmune, Inc. 1                                           7,800        221,676
--------------------------------------------------------------------------------
Wyeth                                                       7,700        305,305
                                                                      ----------
                                                                         526,981

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Manor Care, Inc.                                            5,800        189,892
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Watson Pharmaceuticals, Inc. 1                              6,600        184,998
--------------------------------------------------------------------------------
INDUSTRIALS--17.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.8%
Empresa Brasileira de
Aeronautica SA, ADR                                         8,800        233,552
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                   20,700        214,245
--------------------------------------------------------------------------------
Raytheon Co.                                               19,800        722,304
                                                                      ----------
                                                                       1,170,101

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.0%
Cendant Corp.                                              29,400        605,346
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.0%
General Electric Co.                                       16,900        576,628
--------------------------------------------------------------------------------
Tyco International Ltd.                                    10,400        323,960
                                                                      ----------
                                                                         900,588

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.2%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
International Business Machines Corp.                       3,300        296,175
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
Net2Phone, Inc. 1                                          20,200         70,094
--------------------------------------------------------------------------------
IT SERVICES--1.5%
CSG Systems International, Inc. 1                          13,800        231,978
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
National Semiconductor Corp. 1                             13,400        223,780
--------------------------------------------------------------------------------
SOFTWARE--5.7%
Compuware Corp. 1                                          26,900        155,751
--------------------------------------------------------------------------------
Novell, Inc. 1                                             10,400         74,776
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                      19,300        636,128
                                                                      ----------
                                                                         866,655

--------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Dow Chemical Co.                                            1,200         53,928
--------------------------------------------------------------------------------
Praxair, Inc.                                               3,400        143,480
                                                                      ----------
                                                                         197,408


                       10 | OPPENHEIMER SELECT VALUE FUND

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--1.5%
Alcan, Inc.                                                 2,100    $    97,272
--------------------------------------------------------------------------------
Inco Ltd. 1                                                 3,500        123,900
                                                                     -----------
                                                                         221,172

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
IDT Corp., Cl. B1                                          26,600        367,612
--------------------------------------------------------------------------------
SBC Communications, Inc.                                    7,500        189,450
--------------------------------------------------------------------------------
Verizon Communications, Inc.                                3,500        136,850
                                                                     -----------
                                                                         693,912

--------------------------------------------------------------------------------
UTILITIES--4.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.6%
AES Corp. (The) 1                                          35,600        388,040
--------------------------------------------------------------------------------
PG&E Corp. 1                                                4,600        147,384
                                                                     -----------
                                                                         535,424

--------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Sempra Energy                                               4,600        154,284
                                                                     -----------
Total Common Stocks (Cost $13,648,408)                                14,849,187

                                                    PRINCIPAL              VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------------
Undivided interest of 0.47% in joint repurchase
agreement (Principal Amount/Value $57,987,000,
with a maturity value of $57,995,553) with Zions
Bank/Capital Markets Group, 1.77%, dated 10/29/04,
to be repurchased at $275,041 on 11/1/04,
collateralized by U.S. Treasury Nts., 2.375%,
8/15/06, with a value of $59,191,443
(Cost $275,000)                                      $275,000       $   275,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $13,923,408)                                      100.4%       15,124,187
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.4)          (61,635)
                                                     ---------------------------
NET ASSETS                                              100.0%      $15,062,552
                                                     ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       11 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $13,923,408)--see accompanying statement of investments                                     $15,124,187
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        201,084
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                           92,840
Interest and dividends                                                                                                       13,696
Other                                                                                                                         1,589
                                                                                                                        ------------
Total assets                                                                                                             15,433,396

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                       284,254
Shares of beneficial interest redeemed                                                                                       57,941
Shareholder communications                                                                                                   13,445
Distribution and service plan fees                                                                                            1,745
Transfer and shareholder servicing agent fees                                                                                 1,028
Trustees' compensation                                                                                                          402
Other                                                                                                                        12,029
                                                                                                                        ------------
Total liabilities                                                                                                           370,844

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                              $15,062,552
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                              $     1,061
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                               13,252,632
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                            10,344
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                                597,736
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                                1,200,779
                                                                                                                        ------------
NET ASSETS                                                                                                              $15,062,552
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $11,378,549 and 800,572 shares of beneficial
interest outstanding)                                                                                                        $14.21
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                              $15.08
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share
(based on net assets of $919,259 and 65,059 shares of beneficial interest outstanding)                                       $14.13
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share
(based on net assets of $2,132,695 and 150,926 shares of beneficial interest outstanding)                                    $14.13
------------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share
(based on net assets of $473,441 and 33,395 shares of beneficial interest outstanding)                                       $14.18
------------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $158,608 and 11,146 shares of
beneficial interest outstanding)                                                                                             $14.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                       12 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $751)                  $  84,909
--------------------------------------------------------------------------------
Interest                                                                  2,987
                                                                      ----------
Total investment income                                                  87,896

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          42,758
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   4,531
Class B                                                                   2,171
Class C                                                                   5,647
Class N                                                                     515
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   2,653
Class B                                                                     651
Class C                                                                   1,020
Class N                                                                     140
Class Y                                                                      16
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   3,545
Class B                                                                   2,328
Class C                                                                   2,562
Class N                                                                     260
Class Y                                                                     115
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                               7,215
--------------------------------------------------------------------------------
Trustees' compensation                                                    3,856
--------------------------------------------------------------------------------
Custodian fees and expenses                                                  68
--------------------------------------------------------------------------------
Other                                                                     3,525
                                                                      ----------
Total expenses                                                           83,576
Less reduction to custodian expenses                                        (66)
Less payments and waivers of expenses                                    (5,958)
                                                                      ----------
Net expenses                                                             77,552

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    10,344

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        157,347
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    476,949

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 644,640
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                       13 | OPPENHEIMER SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SIX MONTHS            YEAR
                                                                                                        ENDED            ENDED
                                                                                             OCTOBER 31, 2004        APRIL 30,
                                                                                                  (UNAUDITED)             2004
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                      $    10,344      $    (2,268)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                     157,347          725,042
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                 476,949          501,924
                                                                                                  -----------------------------
Net increase in net assets resulting from operations                                                  644,640        1,224,698

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                                    --         (136,971)
Class B                                                                                                    --               --
Class C                                                                                                    --               --
Class N                                                                                                    --               --
Class Y                                                                                                    --               --

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                             4,146,197        2,199,702
Class B                                                                                               777,100          119,224
Class C                                                                                             1,891,182          177,747
Class N                                                                                               447,437            7,000
Class Y                                                                                               152,252            1,000

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                      8,058,808        3,592,400
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                 7,003,744        3,411,344
                                                                                                  -----------------------------
End of period (including accumulated net investment income of $10,344 at October 31, 2004)        $15,062,552      $ 7,003,744
                                                                                                  =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                       14 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS                       YEAR
                                                                              ENDED                      ENDED
                                                                      OCT. 31, 2004                  APRIL 30,
CLASS A                                                                 (UNAUDITED)         2004        2003 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $ 13.52       $10.17        $10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                    .02           -- 2        (.03)
Net realized and unrealized gain                                                .67         3.75           .20
                                                                            ------------------------------------
Total from investment operations                                                .69         3.75           .17
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                             --         (.40)           --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 14.21       $13.52        $10.17
                                                                            ====================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                             5.10%       37.02%         1.70%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                    $11,379       $6,706        $3,411
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                           $ 9,471       $4,706        $3,151
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                   0.34%       (0.04)%       (0.85)%
Total expenses                                                                 1.24%        1.96%         2.60%
Expenses after payments and waivers and reduction to custodian expenses        1.20%        1.50%         2.35%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          40%         102%           66%

1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.

2. Less than $0.005 per share.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        CLASS B                         CLASS C
                                                     SIX MONTHS          PERIOD      SIX MONTHS          PERIOD
                                                          ENDED           ENDED           ENDED           ENDED
                                                  OCT. 31, 2004       APRIL 30,   OCT. 31, 2004       APRIL 30,
                                                    (UNAUDITED)          2004 1     (UNAUDITED)          2004 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $13.51          $14.19          $13.52          $14.19
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.02)           (.01)           (.03)           (.01)
Net realized and unrealized gain/(loss)                     .64            (.67)            .64            (.66)
                                                         --------------------------------------------------------
Total from investment operations                            .62            (.68)            .61            (.67)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                         --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $14.13          $13.51          $14.13          $13.52
                                                         ========================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.59%          (4.79)%          4.51%          (4.72)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $  919          $  116          $2,133          $  174
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $  448          $   44          $1,141          $   51
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.76)%         (1.19)%         (0.75)%         (1.01)%
Total expenses                                             3.19%           5.71%           2.51%           5.48%
Expenses after payments and waivers and reduction
to custodian expenses                                      2.25%           2.25%           2.25%           2.25%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      40%            102%             40%            102%

1. For the period from February 27, 2004 (inception of offering) to April 30, 2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | OPPENHEIMER SELECT VALUE FUND

                                                                                            CLASS N                        CLASS Y
                                                                             SIX MONTHS      PERIOD      SIX MONTHS         PERIOD
                                                                                  ENDED       ENDED           ENDED          ENDED
                                                                          OCT. 31, 2004   APRIL 30,   OCT. 31, 2004      APRIL 30,
                                                                            (UNAUDITED)      2004 1     (UNAUDITED)         2004 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $13.52      $14.19          $13.53         $14.19
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                         --        (.01)            .01            .01
Net realized and unrealized gain/(loss)                                             .66        (.66)            .69           (.67)
                                                                                 ---------------------------------------------------
Total from investment operations                                                    .66        (.67)            .70           (.66)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                 --          --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.18      $13.52          $14.23         $13.53
                                                                                 ===================================================
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                                 4.88%      (4.72)%          5.17%         (4.65)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $  473      $    7          $  159         $    1
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $  231      $    3          $   93         $    1
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                                      (0.12)%     (0.73)%          0.32%          0.26%
Total expenses                                                                     1.68%       4.96%           1.18%          4.47%
Expenses after payments and waivers and reduction to custodian expenses            1.66%       1.75%            N/A 4,5       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              40%        102%             40%           102%

1. For the period from February 27, 2004 (inception of offering) to April 30, 2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Select Value Fund (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of October 31, 2004, the Manager owned 36% of the Fund's shares. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                       18 | OPPENHEIMER SELECT VALUE FUND

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of October 31, 2004, the Fund had no capital loss carryforward available for federal income tax purposes. During the year ended April 30, 2004, the Fund had no capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                       19 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED OCTOBER 31, 2004          YEAR ENDED APRIL 30, 2004 1
                                                   SHARES              AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                              332,989         $ 4,540,798          161,601         $ 2,215,782
Dividends and/or distributions reinvested              --                  --            1,077              13,920
Redeemed                                          (28,293)           (394,601)          (2,370)            (30,000)
                                                  -----------------------------------------------------------------
Net increase                                      304,696         $ 4,146,197          160,308         $ 2,199,702
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                               57,395         $   789,375            8,561         $   119,314
Dividends and/or distributions reinvested              --                  --               --                  --
Redeemed                                             (891)            (12,275)              (6)                (90)
                                                  -----------------------------------------------------------------
Net increase                                       56,504         $   777,100            8,555         $   119,224
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                              139,630         $ 1,913,222           12,907         $   177,747
Dividends and/or distributions reinvested              --                  --               --                  --
Redeemed                                           (1,611)            (22,040)              --                  --
                                                  -----------------------------------------------------------------
Net increase                                      138,019         $ 1,891,182           12,907         $   177,747
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                               32,902         $   447,437              493         $     7,000
Dividends and/or distributions reinvested              --                  --               --                  --
Redeemed                                               --                  --               --                  --
                                                  -----------------------------------------------------------------
Net increase                                       32,902         $   447,437              493         $     7,000
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                               11,173         $   153,614               70         $     1,000
Dividends and/or distributions reinvested              --                  --               --                  --
Redeemed                                              (97)             (1,362)              --                  --
                                                  -----------------------------------------------------------------
Net increase                                       11,076         $   152,252               70         $     1,000
                                                  =================================================================

1. For the year ended April 30, 2004 for Class A and for the period February 27, 2004 (inception of offering) to April 30, 2004 for Class B, Class C, Class N and Class Y.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended October 31, 2004, were $11,717,493 and $4,346,900, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.


                       20 | OPPENHEIMER SELECT VALUE FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2004, the Fund paid $3,503 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B and Class C shares were $14,547 and $31,045, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                              CLASS A            CLASS A             CLASS B              CLASS C             CLASS N
                            FRONT-END         CONTINGENT          CONTINGENT           CONTINGENT          CONTINGENT
                        SALES CHARGES     DEFERRED SALES      DEFERRED SALES       DEFERRED SALES      DEFERRED SALES
                          RETAINED BY        RETAINED BY         RETAINED BY          RETAINED BY         RETAINED BY
SIX MONTHS ENDED          DISTRIBUTOR        DISTRIBUTOR         DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------------
October 31, 2004               $5,046                $--                 $43                  $--                 $--

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Effective February 27, 2004, the Manager has voluntarily undertaken to reimburse the Fund for total annual operating expenses exceeding the following limits: 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.75% for Class N shares and 1.25% for Class Y shares. During the six months ended October 31, 2004, the Manager reimbursed the Fund $2,339, $2,096, $1,487, $13 and $4 for Class A, Class B, Class C, Class N and Class Y shares, respectively. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.


                       21 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended October 31, 2004, OFS waived $19 for Class B shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       22 | OPPENHEIMER SELECT VALUE FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)